Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 37,310	€ 23,121
Additions	30,065	19,954
Disposals	0	(58)
Transfers	0	(31)
Amortization for the year	(10,494)	(5,676)
Translation differences	(44)	0
Business Combination	3,963
Ending balance	60,800	37,310
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,793	24,928
Ending balance	78,776	44,793
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7,482)	(1,806)
Ending balance	(17,976)	(7,482)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,843	3,390
Additions	2,409	2,276
Disposals	0	(5)
Transfers	0	0
Amortization for the year	(1,223)	(818)
Translation differences	(2)	0
Business Combination	350
Ending balance	6,377	4,843
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,020	3,749
Ending balance	8,777	6,020
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,177)	(359)
Ending balance	(2,400)	(1,177)
Patents and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	831	682
Additions	4	261
Disposals	0	0
Transfers	0	0
Amortization for the year	(363)	(112)
Translation differences	(43)	0
Business Combination	3,613
Ending balance	4,042	831
Patents and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,004	743
Ending balance	4,578	1,004
Patents and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(173)	(61)
Ending balance	(536)	(173)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,514	19,035
Additions	26,807	17,309
Disposals	0	(53)
Transfers	123	(31)
Amortization for the year	(8,908)	(4,746)
Translation differences	1	0
Business Combination	0
Ending balance	49,537	31,514
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,647	20,422
Ending balance	64,577	37,647
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,132)	(1,386)
Ending balance	(15,040)	(6,132)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	122	14
Additions	845	108
Disposals	0	0
Transfers	(123)	0
Amortization for the year	0	0
Translation differences	0	0
Business Combination	0
Ending balance	844	122
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	122	14
Ending balance	844	122
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	€ 0	€ 0